NON-CONTROLLING INTERESTS - Continuity (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
		Oct. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 03, 2018	Jun. 11, 2018
Disclosure of subsidiaries [line items]
Capital contributions	[1]		$ 705	$ 535	$ 1,318
Acquisition				21	1,354
Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance			10,289	7,578	5,589
Net income (loss)			113	439	6
OCI			1,004	2,303	383
Capital contributions			674	537	793
Acquisition				21	1,354
Disposals			(172)
Distributions			(844)	(664)	(543)
Purchase of Isagen shares					(1)
Other			22	75	(3)
Ending Balance			11,086	10,289	7,578
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning Balance			900
Net income (loss)			0	1	(29)
Ending Balance			922	900
Brookfield Americas Infrastructure Fund | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance			900	850	963
Net income (loss)			0	1	(29)
OCI			46	66	(76)
Capital contributions			0	0	0
Acquisition				0	0
Disposals			0
Distributions			(24)	(17)	(8)
Purchase of Isagen shares					0
Other			0	0	0
Ending Balance			$ 922	900	850
Brookfield Americas Infrastructure Fund | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Brookfield Americas Infrastructure Fund | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			80.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning Balance			$ 1,929
Net income (loss)			(13)	9	(13)
Ending Balance			1,852	1,929
Brookfield Infrastructure Fund II | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance			1,929	1,682	1,654
Net income (loss)			(13)	9	(13)
OCI			134	298	269
Capital contributions			0	9	89
Acquisition				0	0
Disposals			(87)
Distributions			(120)	(81)	(317)
Purchase of Isagen shares					0
Other			8	12	0
Ending Balance			$ 1,851	1,929	1,682
Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			43.00%
Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			60.00%
Brookfield Infrastructre Fund III, Unit Of Account Basis | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			23.00%
Brookfield Infrastructre Fund III, Unit Of Account Basis | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			71.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning Balance			$ 1,641
Net income (loss)			8	15	13
Ending Balance			$ 1,622	1,641
Interests held by third parties			22.90%
Brookfield Infrastructure Fund III | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance			$ 3,496	2,332	1,085
Net income (loss)			6	164	13
OCI			427	1,107	111
Capital contributions			2	235	685
Acquisition				0	525
Disposals			0
Distributions			(332)	(324)	(88)
Purchase of Isagen shares					(1)
Other			20	(18)	2
Ending Balance			3,619	3,496	2,332
Brookfield Infrastructure Fund IV | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance			0	0	0
Net income (loss)			6	0	0
OCI			(3)	0	0
Capital contributions			159	0	0
Acquisition				0	0
Disposals			0
Distributions			0	0	0
Purchase of Isagen shares					0
Other			1	0	0
Ending Balance			$ 163	0	0
Brookfield Infrastructure Fund IV | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			72.00%
Brookfield Infrastructure Fund IV | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			73.00%
Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Beginning Balance			$ 314
Net income (loss)			19	6	0
Ending Balance			$ 651	314
Interests held by third parties			50.00%
Canadian Hydroelectric Portfolio | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance			$ 276	0	0
Net income (loss)			19	4	0
OCI			61	(11)	0
Capital contributions			268	293	0
Acquisition				0	0
Disposals			0
Distributions			(1)	0	0
Purchase of Isagen shares					0
Other			(5)	(10)	0
Ending Balance			618	276	0
The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning Balance			124
Net income (loss)			17	14	12
Ending Balance			$ 88	124
Interests held by third parties			25.00%
The Catalyst Group | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance			$ 124	134	127
Net income (loss)			17	14	12
OCI			(41)	(18)	2
Capital contributions			0	0	0
Acquisition				0	0
Disposals			0
Distributions			(11)	(6)	(7)
Purchase of Isagen shares					0
Other			0	0	0
Ending Balance			$ 89	124	134
Isagen institutional investors
Disclosure of subsidiaries [line items]
Interests held by third parties			53.00%
Isagen institutional investors | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance			$ 2,212	1,701	1,675
Net income (loss)			154	174	47
OCI			266	504	78
Capital contributions			0	0	19
Acquisition				0	0
Disposals			0
Distributions			(259)	(167)	(115)
Purchase of Isagen shares					(5)
Other			2	0	2
Ending Balance			$ 2,375	2,212	1,701
Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Interests held by third parties			0.40%
Isagen public non-controlling interests | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance			$ 15	9	14
Net income (loss)			1	1	0
OCI			2	5	(1)
Capital contributions			(2)	0	0
Acquisition				0	0
Disposals			0
Distributions			(1)	0	0
Purchase of Isagen shares					5
Other			(2)	0	(9)
Ending Balance			$ 13	15	9
TerraForm Power public non- controlling interests
Disclosure of subsidiaries [line items]
Interests held by third parties			39.00%
TerraForm Power public non- controlling interests | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance			$ 1,002	665	0
Net income (loss)			(79)	59	(29)
OCI			112	294	0
Capital contributions			244	0	0
Acquisition				0	692
Disposals			0
Distributions			(66)	(55)	0
Purchase of Isagen shares					0
Other			(5)	39	2
Ending Balance			1,208	1,002	665
Other | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance			335	205	71
Net income (loss)			2	13	5
OCI			0	58	0
Capital contributions			3	0	0
Acquisition				21	137
Disposals			(85)
Distributions			(30)	(14)	(8)
Purchase of Isagen shares					0
Other			3	52	0
Ending Balance			$ 228	335	205
Other | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			20.00%
Other | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			50.00%
TerraForm Power
Disclosure of subsidiaries [line items]
Beginning Balance			$ 2,160
Net income (loss)			(149)	142	$ (47)
Ending Balance			$ 2,344	$ 2,160
Interests held by third parties			71.10%
Business combination, shares exchanged (in shares)						80,084
TerraForm Power | 2018 Private Placement
Disclosure of subsidiaries [line items]
Number of shares in entity held by entity or by its subsidiaries or associates							60,975,609
Number of shares in entity held by entity or by its subsidiaries or associates share price							$ 10.66
TerraForm Power | 2019 Private Placement
Disclosure of subsidiaries [line items]
Number of shares in entity held by entity or by its subsidiaries or associates		2,981,514
Number of shares in entity held by entity or by its subsidiaries or associates share price		$ 16.77
Proceeds from issue of ordinary shares		$ 250
TerraForm Power | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			32.60%
Ownership percentage						35.00%
TerraForm Power | Bottom of range | 2018 Private Placement
Disclosure of subsidiaries [line items]
Ownership percentage							35.00%
TerraForm Power | Bottom of range | 2019 Private Placement
Disclosure of subsidiaries [line items]
Ownership percentage		38.50%
TerraForm Power | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			38.50%
Ownership percentage						65.00%
TerraForm Power | Top of range | 2018 Private Placement
Disclosure of subsidiaries [line items]
Ownership percentage							65.00%
TerraForm Power | Top of range | 2019 Private Placement
Disclosure of subsidiaries [line items]
Ownership percentage		61.50%

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).